Income taxes (Summary of temporary differences and unused tax losses and tax credits) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) at beginning of period	$ (42,394)	$ (706,000)
Recognized in profit or loss	42,394	584,246
Recognized in business combination		79,360
Deferred tax liability (asset) at end of period	0	(42,394)
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) at beginning of period	1,705,073	4,982,328
Recognized in profit or loss	(932,730)	(3,919,404)
Recognized in business combination		642,149
Deferred tax liability (asset) at end of period	772,343	1,705,073
Strategic investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) at beginning of period	(656,507)	(4,919,499)
Recognized in profit or loss	656,507	4,262,992
Recognized in business combination		0
Deferred tax liability (asset) at end of period	0	(656,507)
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) at beginning of period	0	(273,854)
Recognized in profit or loss	0	273,854
Recognized in business combination		0
Deferred tax liability (asset) at end of period	0	0
Royalty receivable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) at beginning of period	(333,543)	(280,900)
Recognized in profit or loss	(39,520)	(52,643)
Recognized in business combination		0
Deferred tax liability (asset) at end of period	(373,063)	(333,543)
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) at beginning of period	(147,127)	(25,273)
Recognized in profit or loss	(8,706)	(119,014)
Recognized in business combination		(2,840)
Deferred tax liability (asset) at end of period	(155,833)	(147,127)
Intangibles assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) at beginning of period	(468,167)	0
Recognized in profit or loss	224,720	91,782
Recognized in business combination		(559,949)
Deferred tax liability (asset) at end of period	(243,447)	(468,167)
Deferred income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) at beginning of period	(21,000)	0
Recognized in profit or loss	21,000	(21,000)
Recognized in business combination		0
Deferred tax liability (asset) at end of period	0	(21,000)
Right-of-use assets net of liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) at beginning of period	(121,123)	(188,802)
Recognized in profit or loss	121,123	67,679
Recognized in business combination		0
Deferred tax liability (asset) at end of period	$ 0	$ (121,123)